IOWA SCHOOLS JOINT INVESTMENT TRUST
ANNUAL FINANCIAL REPORT
JUNE 30, 1997




SPONSORED BY THE IOWA ASSOCIATION OF SCHOOL BOARDS

CONTENTS

STATEMENT OF SPONSORING ASSOCIATION                                           1
MESSAGE FROM THE CHAIR                                                        2
BOARD OF TRUSTEES                                                             3
NOTES FROM YOUR SERVICE PROVIDERS                                             4
MEMBER PROFILE                                                                5
PROGRAM SERVICES AND FEATURES                                                 6
FINANCIAL STATEMENTS                                                          7

STATEMENT OF SPONSORING ASSOCIATION

The Iowa Schools Joint Investment Trust (ISJIT) once again set new records throughout fiscal year 1996-97 as the cash management program enjoyed its most successful year of operation to date. Total funds invested in the program's investment alternatives reached an all-time high of $294,641,134 on May 19, 1997.

ISJIT was organized in 1986 to enable school districts, area education agencies and community colleges from across the state to join together to safely increase interest income. Under the sponsorship guidance of the Iowa Association of School Boards, ISJIT has become a national success story, providing millions of dollars in additional investment income to the program's 325 participants.

During this past fiscal year, prevailing interest rates were generally unchanged, increasing slightly in March following a 0.25 percent increase in the federal funds rate by the Federal Reserve Board as the national economy exhibited signs of stronger than anticipated growth. ISJIT Diversified and Direct Government Obligation (DGO) rates of return similarly increased, ending the fiscal year well in excess of five percent.

Since inception, the Diversified and DGO funds have provided participants with a total of over $80,000,000 in investment income. No program or institution in the history of our state has helped more school corporations to invest surplus operating funds and to earn better rates of interest than the Iowa Schools Joint Investment Trust.

ISJIT continues a proud IASB tradition of providing diversified assistance to our Association's members. As ISJIT enters its second decade of operation, I am confident that ISJIT will continue to set the national standard for responsible, effective cash management assistance.




RON RICE
EXECUTIVE DIRECTOR
IOWA ASSOCIATION OF SCHOOL BOARDS

________________________________________________________________________________

AS ISJIT ENTERS ITS SECOND DECADE OF OPERATION, I AM CONFIDENT THAT ISJIT WILL CONTINUE TO SET THE NATIONAL STANDARD FOR RESPONSIBLE, EFFECTIVE CASH MANAGEMENT ASSISTANCE.
________________________________________________________________________________

MESSAGE FROM THE CHAIR

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this annual report of Trust operations for the period ended June 30, 1997. ISJIT enjoyed another excellent year of operation, with use of a number of the program's investment services setting new investment records.

Use of the program's Fixed Term Automated (FTA) services expanded dramatically, in particular participants' use of the popular Flexible Withdrawal Certificate of Deposit (Flex-CD) to invest bond proceeds in anticipation of building projects. Total funds for all investment alternatives reached an all-time high of $430,165,621 in May 1997.

As ISJIT enters its second decade of operation, it continues to focus upon providing participants with innovative investment alternatives tailored to the unique needs of its participants.

Other highlights from the fiscal year include:

   o average  daily   investments  in  the  Diversified  and  Direct  Government
     Obligation Funds of $181,902,635,

   o placement of a total of 92 FTA investments representing a total of $136,468,531 in invested assets,

   o regular  receipt  of over  $45,000,000  in  State  of Iowa  Foundation  Aid
     payments  via   Electronic   Funds   Transfer  (EFT)  directly  into  ISJIT
     participant accounts and

   o placement of 63 portfolio certificates of deposit into Iowa financial institutions, representing over $55,825,000.

On behalf of the Board of Trustees, I personally thank each participant for their support of the ISJIT program. We pledge to continue to work on behalf of our fellow school corporations across the state to develop safe, innovative cash management services available to any interested participant. If you have any suggestions or observations, please feel free to contact myself or any other Board member.


Respectfully,




CAROLYN JONS, CHAIR
BOARD OF TRUSTEES

________________________________________________________________________________

TOTAL FUNDS FOR ALL INVESTMENT ALTERNATIVES REACHED AN ALL-TIME HIGH OF $430,165,621 IN MAY 1997.
________________________________________________________________________________

BOARD OF TRUSTEES

The Board of Trustees for the Iowa Schools Joint Investment Trust is made up of six members from across the state. Each member of the ISJIT Board is involved with operating a school corporation as a school board member, school business official or school superintendent and each brings extensive personal experience to the ISJIT program.

The Board receives extensive performance information relative to the program's operation each month and meets quarterly to review all aspects of program operation.

The diversity of experience and attention to detail by the ISJIT Board assures that the program's helpful and reliable operating history will continue into the future.

BOARD OF TRUSTEES

RICHARD L. VANDEKIEFT, CEDAR FALLS
DEAN BORG, MOUNT VERNON

PICTURED FROM LEFT TO RIGHT: GARY D. BENGTSON, CARROLL; DON WILLIAMS, VILLISCA; CAROLYN JONS, AMES; GERALD COWELL, CRESTON.

NOTES FROM YOUR SERVICE PROVIDERS

During the fiscal year 1996-97, short-term interest rates rose. The Federal Reserve raised the federal funds rate by 0.25 percent on March 25, 1997. Strong economic growth, particularly consumer spending, accompanied by a declining unemployment rate and increasing wage pressures caused the Federal Reserve to make this preemptive move to thwart inflation.

The rate on the ISJIT Diversified Fund also increased during the fiscal year, crossing the five percent threshold in April. The portfolio consistently provided a rate nearly 0.20 percent greater than the Donoghue Index of national money market funds. The Diversified Fund was postured to maintain a shorter average maturity than the Donoghue Index, as we anticipated the increase in short-term interest rates. This enabled the Diversified Fund to outperform the Index.

Economic growth slowed this spring, but may pick up again this summer. Consumer fundamentals are sound. The unemployment rate is less than five percent and incomes are rising faster than inflation. Consumers are more confident than they have been in two decades. This sets the stage for a possible rebound in consumer spending. Increases in demand for goods and services inevitably lead to bottlenecks as demand exceeds supply, triggering higher inflation. If consumer spending increases over the next few months, the Federal Reserve may increase short-term interest rates further. ISJIT is well positioned to take advantage of rising short-term interest rates with an average maturity of less than 40 days as we end the fiscal year.

The ISJIT program emphasizes three elements: safety, liquidity, and competitive rates in that order. As always, we appreciate your support and look forward to serving you in the 1997-98 fiscal year.

KATHRYN D. BEYER, CFA
MANAGING DIRECTOR
INVESTORS MANAGEMENT GROUP

     _____________________________________________________________________


No cash management program can serve participant needs without knowledgeable representatives. Anita Tracy heads up a team of dedicated program administrators that are always available to assist with any ISJIT program related investment need. Current investment rates, questions about account activity, setting up new accounts or any other inquiry is always courteously and efficiently addressed.

ANITA TRACY
ISJIT ADMINISTRATOR
NORWEST BANK IOWA, N.A.

     _____________________________________________________________________


Investors Management Group (IMG) provides program development services to the ISJIT program and each participant.

Paul Kruse, IMG's Investment Services Marketing Manager, personally calls on representatives of community school districts, area education agencies and community colleges throughout the state each year to explain the benefits of participating in ISJIT. An individual stop may vary from an informal one-on-one conversation to a formal presentation to a governing Board.

In addition to attending regional meetings and statewide conventions throughout the year, Paul contributes material to the Educational Investor, including the popular Kruse'n Down the Highway series.

PAUL L. KRUSE
INVESTMENT SERVICES MARKETING MANAGER
INVESTORS MANAGEMENT GROUP

MEMBER PROFILE

Ackley-Geneva, Adair-Casey, Akron-Westfield, Albert City-Truesdale, Albia, Alden, Algona, Allison-Bristow, Ames, Anamosa, Andrew, Anita, Ankeny, Anthon-Oto, Aplington, Ar-We-Va, Atlantic, Audubon, Ballard, Battle Creek-Ida Grove, Baxter, Bedford, Belmond-Klemme, Bennett, Bettendorf, Bondurant-Farrar, Boone, Boyden-Hull, Burlington, C and M, Cal, Calamus-Wheatland, Camanche, Cardinal, Carlisle, Carroll, Cedar Falls, Cedar Rapids, Center Point-Urbana, Centerville, Central Decatur, Central Lyon, Chariton, Clarence-Lowden, Clarinda, Clarke (Osceola), Clarksville, Clear Creek-Amana, Clearfield, Clinton, College, Collins-Maxwell, Corning, Council Bluffs, Creston, Dallas Center-Grimes, Danville, Davenport, Davis County, Decorah, Deep River-Millersburg, Delwood, Denison, Denver, Des Moines, Dexfield, Diagonal, Dike, Dows, Dubuque, Dunkerton, Earlham, East Buchanan, East Central, East Marshall, East Union, Eastern Allamakee, Eastwood, Eddyville-Blakesburg, English Valleys, Essex, Estherville, Exira, Firstar - AREA 9-Missippi Bend, Forest City, Fort Dodge, Fort Madison, Fredericksburg, Fremont, Galva-Holstein, Garnavillo, George, Gilbert, Gilmore City-Bradgate, Glenwood, Glidden-Ralston, Graettinger, Grand Valley, Grand, Greenfield, Grinnell-Newburg, Griswold, Grundy Center, H-L-V, Harlan, Hartley-Melvin-Sanborn, Highland, Hinton, Howard-Winneshiek, Independence, Indian Hills, Indian Hills - Dev. Corp., Indian Hills - Foundation, Indianola, Interstate 35, Iowa City, Iowa Falls, Iowa Valley, Janesville, Jefferson-Scranton, Johnston, Keokuk, Keota, Knoxville, Lake Mills, Lamoni, Laurens-Marathon, Lawton-Bronson, LeMars, Lenox, Lewis Central, Lincoln Central (Gruver), Lineville - Clio, Linn-Mar, Little Rock, Logan-Magnolia, Lone Tree, Louisa-Muscatine, Lu Verne, Madrid, Manning, Manson Northwest Webster, Maple Valley, Maquoketa, Marcus-Meridian-Cleghor, Marion, Marshalltown, Mason City, Mediapolis, Melcher-Dallas, Meservey-Thornton, Mid-Prairie, Missouri Valley, MOC-Floyd Valley, Montezuma, Monticello, Moravia, Mormon Trail, Morning Sun, Moulton-Udell, Mount Ayr, Mount Pleasant, Mount Vernon, Murray, Muscatine, Nevada, New Hampton, New London, New Market, Newton, Nishna Valley, Nora Springs Rock Falls, North Fayette, North Central, North Mahaska, North Polk, North Scott, North Winneshiek, Northeast (Goose Lake), Northeast Hamilton, Northern Trails Trust, Norwalk, Norway, Odebolt-Arthur, Okoboji, Olin, Orient-Macksburg, Osage, Ottumwa, Oxford Junction, Panorama, Parkersburg, PCM, Pekin, Pella, Perry, Plainfield, Pleasantville, Pocahontas, Prairie Valley, Prescott, Preston, River Valley, Rock Valley, Rockwell City-Lytton, Rockwell Swaledale, Roland-Story, Rudd-Rockford-MR, Sac, Saydel, Sergeant Bluff-Luton, Seymour, Shelby, Sheldon, Sidney, Sigourney, Sioux Central, Sioux City, Southeastern, South Hamilton, South Page, South Winneshiek, Southeast Polk, Southeast Warren, Southeast Webster, Southern Cal, Spencer, Spirit Lake, Springville, St. Ansgar, Stanton, Starmont, Storm Lake, Sumner, Terril, Tipton, Tri-Center, Tri-County, Turkey Valley, Underwood, Union, United, Urbandale, Valley (Elgin), Van Buren, Van Meter, Ventura, Villisca, Vinton-Shellsburg, Waco, Wall Lake, Wapello, Walnut, Wapello, Wapsie Valley, Washington, Waterloo, Waukee, Wayne, Webster City, West Burlington, West Central, West Des Moines, West Hancock, West Harrison, West Liberty, West Lyon, West Marshall, West Monona, Western Dubuque, Westwood, Whiting, Williamsburg, Willow, Wilton, Winfield-Mt. Union, Winterset, Woodbury Central, Woodward Granger, AEA 1-Keystone, AEA 2-Northern Trails, AEA 4, AEA 5-Arrowhead, AEA 6, AEA 7, AEA 9-Mississippi Valley, AEA 10-Grant Wood, AEA 11-Heartland, AEA 12-Western Hills, AEA 13-Loess Hills, AEA 14-Green Valley, AEA 15-Southern Prairie, AEA 16-Great River, Des Moines Area Community College, Hawkeye Technical Institute, Indian Hills Community College, Iowa Central Community College, Iowa Lakes Community College, Iowa Western Community College, Iowa Valley Community College, Kirkwood Community College, North Iowa Area Community College, Northeast Iowa Community College, Northwest Iowa Technical Institute, Southeastern Community College, Western Iowa Technical Institute, IMPACC, ISCAP, Metro Interagency Insurance Program (MIIP), Mid-Iowa Computer, Southeast Iowa Schools Health Care Plan

PROGRAM SERVICES AND FEATURES

ISJIT's operation is sponsored by the Iowa Association of School Boards. IASB's management team meets monthly with the program's service providers to monitor all elements of program operation.

                                      ooooo

ISJIT provides two daily liquid investment alternatives, the Diversified Fund and the Direct Government Obligation (DGO) Fund. Each alternative is tailored to meet specific participant investment needs. Each offers rates that typically exceed those available for other liquid account structures and fixed-term investments that limit liquidity.

                                      ooooo

ISJIT provides toll-free phone
accessibility to experienced ISJIT representatives that can assist with any investment related inquiry or request.
                                      ooooo

ISJIT's unique proprietary reporting system provides participants with easy to understand daily confirmations and monthly account summaries, even providing for a transaction note to be dictated onto the statement by the participant.

                                      ooooo

ISJIT invests available funds into
Iowa financial institutions offering competitive rates of interest whenever possible. To date, IASB sponsored cash management programs have invested over $850,000,000 back into Iowa financial institutions on behalf of program participants.

                                      ooooo
ISJIT was the first public school investment program in the country to be registered with and regulated by the Securities and Exchange Commission (SEC).

                                      ooooo

ISJIT's Flexible Withdrawal Certificate of Deposit or Flex-CD offers the perfect investment opportunity for bond proceeds. Each Flex-CD is tailored to the specific needs of the project, offering:

   o payment of an excellent fixed rate of interest;

   o no penalty, monthly liquidity for project needs; and

   o an extended maturity to accommodate unanticipated project delays.

CAMANCHE COMMUNITY SCHOOL DISTRICT
CAMANCHE, IOWA

"ISJIT'S FLEX-CD SATISFIED ALL OF OUR DISTRICT'S BOND PROCEEDS INVESTMENT NEEDS. ISJIT'S PEOPLE HANDLES ALL OF THE DETAILS, PROVIDING CAMANCHE CSD WITH AN EXCELLENT RATE OF INTEREST TAILORED TO OUR SPECIFIC PROJECT. OUR FLEX-CD IS NOT ONLY EXTREMELY EASY TO WORK WITH, BUT WILL ALSO PROVIDE THOUSANDS OF DOLLARS IN ADDITIONAL PROJECT FUNDS."

DAN BOLTE,
BUSINESS MANAGER CAMANCHE CSD

          IOWA SCHOOLS JOINT INVESTMENT TRUST -- DIVERSIFIED PORTFOLIO
                    STATEMENT OF NET ASSETS -- JUNE 30, 1997
                       (SHOWING PERCENTAGE OF NET ASSETS)

                                                                YIELD AT
        PAR                                                      TIME OF                            AMORTIZED
       VALUE                 DESCRIPTION                        PURCHASE         DUE DATE              COST
---------------------------------------------------------------------------------------------------------------
COUPON SECURITIES-- 49.42%
$  6,155,000   Federal Farm Credit Bank, 5.93%                  5.65%             07/01/97         $  6,155,000
   5,000,000   Fed. Nat'l Mtge. Assoc., Variable Rate           5.39%             07/16/97            4,999,894
   1,000,000   Federal Home Loan Bank, 5.85%                    5.42%             07/18/97            1,000,187
   1,700,000   Federal Home Loan Bank, Variable Rate            5.86%             07/30/97            1,698,716
   3,840,000   Federal National Mtge. Assoc., 5.62%             5.72%             08/12/97            3,839,184
   2,500,000   Federal National Mtge. Assoc., 5.35%             5.34%             08/14/97            2,500,000
   1,000,000   Federal National Mtge. Assoc., 5.35%             5.79%             08/14/97              999,389
   1,000,000   Federal Home Loan Mortgage Corp., 5.57%          5.56%             08/20/97            1,000,000
   5,000,000   Fed. Nat'l Mtge. Assoc., Variable Rate           5.35%             08/22/97            4,999,739
   5,000,000   Federal Home Loan Bank, 9.20%                    5.36%             08/25/97            5,028,412
   1,000,000   Federal Home Loan Bank, 6.65%                    5.71%             08/28/97            1,001,201
   5,000,000   Federal Home Loan Bank, 6.53%                    5.73%             09/02/97            5,005,906
   1,000,000   Federal National Mtge. Assoc., 5.64%             5.64%             09/03/97              999,789
   2,500,000   Fed. Farm Credit Bank, Variable Rate             5.34%             10/01/97            2,499,868
   2,500,000   Federal Home Loan Bank, Variable Rate            5.34%             10/02/97            2,499,504
   3,000,000   Federal Home Loan Bank, 5.40%                    5.67%             11/26/97            2,996,734
   5,000,000   Fed. Nat'l Mtge. Assoc., Variable Rate           5.47%             12/03/97            4,998,553
   4,000,000   Fed. Farm Credit Bank, Variable Rate             5.40%             12/17/97            3,998,225
   5,000,000   Student Loan Marketing Assn., Variable Rate      5.30%             01/21/98            5,002,942
   1,500,000   Fed. Nat'l Mtge. Assoc., Variable Rate           5.89%             02/17/98            1,500,973
   2,000,000   Federal Home Loan Bank, 5.14%                    6.10%             02/20/98            1,988,096
   1,278,000   Student Loan Marketing Assn., 5.54%              5.94%             02/25/98            1,274,666
   3,000,000   Student Loan Marketing Assn., 7.00%              6.03%             03/03/98            3,018,541
   1,000,000   Federal National Mtge. Assoc., 5.71%             5.88%             03/18/98              998,860
   1,000,000   Federal National Mtge. Assoc., 5.25%             6.10%             03/25/98              994,004
   1,000,000   Federal National Mtge. Assoc., 5.25%             6.09%             03/25/98              994,057
   5,000,000   Fed. Nat'l Mtge. Assoc., Variable Rate           5.84%             04/15/98            4,998,447
   1,500,000   Fed. Home Loan Mtge Corp., Variable Rate         5.90%             06/30/98            1,504,228
  18,000,000   Federal Home Loan Bank, 6.25%                    5.53%             07/02/98           18,000,281
                                                                                                   ------------
               TOTAL (cost-- $96,495,396)                                                          $ 96,495,396
                                                                                                   ------------

CERTIFICATES OF DEPOSIT-- 13.97%
$    250,000   Citizens Bank, Sac City                          5.60%             07/07/97         $    250,000
     500,000   Union State Bank, Monona                         5.60%             07/09/97              500,000
     400,000   Exchange Bank, Collins                           5.65%             07/14/97              400,000
     500,000   Peoples State Bank, Elkader                      5.65%             07/16/97              500,000
     500,000   Peoples Bank & Trust, Rock Valley                5.60%             07/28/97              500,000
     500,000   American State Bank, Sioux Center                5.65%             07/28/97              500,000
   5,000,000   Norwest Bank, Clive                              5.60%             07/29/97            5,000,000
     300,000   Miles Savings Bank, Miles                        6.00%             08/08/97              300,000
   2,500,000   Bankers Trust, Des Moines                        5.75%             08/11/97            2,500,000
     250,000   Ft. Madison Bank & Tr, Ft. Madison               6.05%             08/21/97              250,000
     500,000   American State Bank, Sioux Center                5.70%             08/26/97              500,000
     500,000   Farmers State Bank, Hawarden                     5.80%             09/02/97              500,000
   1,000,000   Mercantile Bank of Eastern Iowa, Cedar Rapids    5.80%             09/08/97            1,000,000


See accompanying notes to financial statements.

     IOWA SCHOOLS JOINT INVESTMENT TRUST -- DIVERSIFIED PORTFOLIO, CONTINUED
                    STATEMENT OF NET ASSETS -- JUNE 30, 1997
                       (SHOWING PERCENTAGE OF NET ASSETS)

                                                                YIELD AT
        PAR                                                      TIME OF                            AMORTIZED
       VALUE                 DESCRIPTION                        PURCHASE         DUE DATE              COST
---------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT
$    500,000   Great River Bank & Trust, LeClaire               5.80%             09/11/97              500,000
     500,000   Peoples State Bank, Elkader                      5.75%             09/22/97              500,000
   2,500,000   Bankers Trust, Des Moines                        5.95%             10/06/97            2,500,000
     500,000   Citizens Bank, Sac City                          5.95%             10/14/97              500,000
   1,000,000   United Bank of Iowa, Ida Grove                   5.95%             10/20/97            1,000,000
     500,000   St. Ansgar State Bank, St Ansgar                 5.95%             10/20/97              500,000
     500,000   Union State Bank, Monona                         5.80%             10/21/97              500,000
   2,000,000   First State Bank, Conrad                         5.95%             10/29/97            2,000,000
   2,000,000   First State Bank, Conrad                         5.95%             11/14/97            2,000,000
     500,000   Premier Bank, Rock Valley                        5.95%             11/18/97              500,000
     675,000   Mercantile Bank of Eastern Iowa, Mt. Pleasant    5.80%             11/21/97              675,000
     300,000   First State Bank, Ida Grove                      5.95%             12/01/97              300,000
     300,000   First State Bank, Ida Grove                      5.95%             12/01/97              300,000
     300,000   Miles Savings Bank, Miles                        5.80%             12/12/97              300,000
     500,000   Peoples Savings Bank, Elma                       5.95%             12/22/97              500,000
     500,000   Peoples Savings Bank, Elma                       5.95%             12/22/97              500,000
     250,000   Citizens Bank, Sac City                          5.90%             01/05/98              250,000
     250,000   Ft. Madison Bank & Tr, Ft. Madison               6.10%             02/18/98              250,000
     500,000   Union State Bank, Winterset                      5.95%             02/20/98              500,000
     500,000   Peoples Bank & Trust, Rock Valley                6.05%             03/20/98              500,000
                                                                                                   ------------
               TOTAL (cost-- $27,275,000)                                                          $ 27,275,000
                                                                                                   ------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 36.01%
$ 35,151,000   Merrill Lynch, Repurchase Agreement              6.00%             07/01/97         $ 35,151,000
  35,151,000   Smith Barney, Repurchase Agreement               6.03%             07/01/97           35,151,000
                                                                                                   ------------
               TOTAL (cost-- $70,302,000)                                                          $ 70,302,000
                                                                                                   ------------

               TOTAL INVESTMENTS -- 99.40% (cost -- $194,072,396)                                  $194,072,396

               EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .60%
               (Includes $43,236 payable to IMG and $892,887
               dividends payable to unitholders)                                                   $  1,179,045
                                                                                                   ------------
               NET ASSETS -- 100%
               Applicable to 195,251,441 outstanding units                                         $195,251,441
                                                                                                   ============

               NET ASSET VALUE:                                                                    $       1.00
               Offering and redemption price per unit ($195,251,441                                ============
               divided by 195,251,441 units outstanding)

See accompanying notes to financial statements.


  IOWA SCHOOLS JOINT INVESTMENT TRUST -- DIRECT GOVERNMENT OBLIGATION PORTFOLIO
                    STATEMENT OF NET ASSETS -- JUNE 30, 1997
                       (SHOWING PERCENTAGE OF NET ASSETS)

                                                                YIELD AT
        PAR                                                      TIME OF                            AMORTIZED
       VALUE                 DESCRIPTION                        PURCHASE         DUE DATE              COST
---------------------------------------------------------------------------------------------------------------
COUPON SECURITIES-- 20.06%
$  1,000,000   U. S. Treasury Note, 8.50%                       5.38%             07/15/97         $  1,001,163
   1,000,000   U. S. Treasury Note, 8.50%                       5.38%             07/15/97            1,001,165
   1,000,000   U. S. Treasury Note, 5.88%                       5.37%             07/31/97            1,000,396
   1,000,000   U. S. Treasury Note, 5.88%                       5.39%             07/31/97            1,000,377
   1,000,000   U. S. Treasury Note, 7.25%                       5.75%             02/15/98            1,009,049
   1,000,000   U. S. Treasury Note, 6.13%                       6.02%             03/31/98            1,000,775
                                                                                                   ------------
               TOTAL (cost-- $6,012,925)                                                           $  6,012,925
                                                                                                   ------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 79.86%
$ 23,942,000   Smith Barney, Repurchase Agreement               5.96%             07/01/97         $ 23,942,000
                                                                                                   ------------
               TOTAL (cost-- $23,942,000)                                                          $ 23,942,000
                                                                                                   ------------

               TOTAL INVESTMENTS-- 99.92% (cost-- $29,954,925)                                     $ 29,954,925

               EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- .08%
               (Includes $4,056 payable to IMG and $132,410
               dividends payable to unitholders)                                                   $     25,056
                                                                                                   ------------
               NET ASSETS-- 100%
               Applicable to 29,979,981 outstanding units                                          $ 29,979,981
                                                                                                   ============

               NET ASSET VALUE:                                                                    $       1.00
               Offering and redemption price per unit ($29,979,981                                 ============
               divided by 29,979,981 units outstanding)


















See accompanying notes to financial statements.

                       IOWA SCHOOLS JOINT INVESTMENT TRUST
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1997

                                                              DIRECT GOVERNMENT
                                   DIVERSIFIED PORTFOLIO    OBLIGATION PORTFOLIO
                                  ----------------------------------------------
INVESTMENT INCOME:
   Interest                             $ 8,554,499              $ 1,369,083
                                        -----------              -----------

EXPENSES:
   Investment advisory and
         program support fees               384,299                   38,004
   Custody and administrative fees          347,619                   83,057
   Distribution fees                        156,176                   25,556
   Other fees and expenses                   46,853                    7,667
                                        -----------              -----------

TOTAL EXPENSES                              934,947                  154,284
                                        -----------              -----------

NET INVESTMENT INCOME                   $ 7,619,552              $ 1,214,799
                                        ===========              ===========





                       IOWA SCHOOLS JOINT INVESTMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS
                          FOR THE YEARS ENDED JUNE 30,

                                                                                                        DIRECT GOVERNMENT
                                                           DIVERSIFIED PORTFOLIO                       OBLIGATION PORTFOLIO
                                                         1997                  1996                  1997                   1996
                                                  --------------------------------------         -----------------------------------
From Investment Activities:
   Net investment income distributed
   to unitholders                                 $     7,619,552         $   7,592,261          $  1,214,799          $  1,665,944
                                                  ================        ==============         =============         =============

From Unit Transactions:
   (at constant net asset value of $1 per unit)
   Units sold                                     $ 1,102,123,360         $ 942,167,923          $ 42,010,980          $ 24,350,659
   Units issued in reinvestment
   of dividends from net investment income              7,619,552             7,592,261             1,214,799             1,665,944
   Units redeemed                                  (1,086,045,735)         (942,325,202)          (35,967,605)          (33,776,717)
                                                  ----------------        --------------         -------------         -------------
Net increase/(decrease) in net assets
   derived from unit transactions                      23,697,177             7,434,982             7,258,174            (7,760,114)

Net assets at beginning of year                       171,554,264           164,119,282            22,721,807            30,481,921
                                                  ----------------        --------------         -------------         -------------

Net assets at end of year                         $   195,251,441         $ 171,554,264          $ 29,979,981          $ 22,721,807
                                                  ================        ==============         =============         =============








See accompanying notes to financial statements.

SELECTED DATA FOR A UNIT OF EACH
PORTFOLIO OUTSTANDING THROUGH
EACH PERIOD ENDED JUNE 30,       1997       1996       1995       1994      1993      1992      1991      1990      1989      1988
------------------------------------------------------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
Net Asset Value,
Beginning of Period           $  1.000   $  1.000   $  1.000   $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                              ------------------------------------------------------------------------------------------------------

Net Investment Income             .049       .051       .049       .029      .029      .047      .067      .077      .080      .063

Dividends Distributed            (.049)     (.051)     (.049)     (.029)    (.029)    (.047)    (.067)    (.077)    (.080)    (.063)
                              ------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $  1.000   $  1.000   $  1.000   $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                              ======================================================================================================

Total Return                     4.87%      5.09%      4.86%      2.90%     2.88%     4.67%     6.75%     7.67%     7.99%     6.34%

Ratio of Expenses to
Average Net Assets               0.60%      0.60%      0.59%      0.58%     0.58%     0.60%     0.66%     0.67%     0.67%     0.66%

Ratio of Net Income to
Average Net Assets               4.87%      5.09%      4.86%      2.90%     2.88%     4.67%     6.75%     7.69%     7.99%     6.34%

Net Assets,
End of Period (000 Omitted)   $195,251   $171,554   $164,119   $122,163   $99,608   $78,716   $89,047   $91,742   $62,796   $75,092

SELECTED DATA FOR A UNIT OF EACH
PORTFOLIO OUTSTANDING THROUGH
EACH PERIOD ENDED JUNE 30,       1997       1996       1995       1994       1993       1992       1991       1990       1989*
--------------------------------------------------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
Beginning of Period           $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                              -------------------------------------------------------------------------------------------------

Net Investment Income             .048       .050       .048       .028       .028       .044       .063       .077       .085

Dividends Distributed            (.048)     (.050)     (.048)     (.028)     (.028)     (.044)     (.063)     (.077)     (.085)
                              -------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                              =================================================================================================

Total Return                     4.77%      5.01%      4.81%      2.77%      2.82%      4.43%      6.36%      7.74%      8.51%

Ratio of Expenses to
Average Net Assets               0.60%      0.60%      0.59%      0.58%      0.58%      0.60%      0.65%      0.65%      0.66%

Ratio of Net Income to
Average Net Assets               4.77%      5.01%      4.81%      2.77%      2.82%      4.43%      6.36%      7.74%      8.51%

Net Assets
End of Period (000 Omitted)   $ 29,980   $ 22,722   $ 30,482   $ 28,309   $ 25,672   $ 24,462   $ 23,927   $ 24,461   $ 15,781

*From Commencement of Operations (September 22, 1988).
See accompanying notes to financial statements.

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

     Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates three investment programs: 1) the Diversified Portfolio, 2) the Direct Government Obligation Portfolio, and 3) the Fixed Term Automated (FTA) Investment Program. These financial statements include activities of the Diversified and DGO Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. The objective of the FTA Investment Program is to provide individual public agency direct ownership of investments in legally permissible individual securities which offer fixed rates of return and fixed maturities. Norwest Bank Iowa, N.A. serves as ISJIT's Administrator and Custodian, and Investors Management Group serves as the Investment Advisor.

     The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN SECURITIES

     The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

     Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

     Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

     Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

     In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At June 30, 1997, the securities purchased under overnight agreements to resell were collateralized by government agency securities with market values of $72,369,556 and $24,435,450 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

     UNIT ISSUES,  REDEMPTIONS, AND DISTRIBUTIONS

     ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio is declared daily and distributed monthly.

     INCOME TAXES

     ISJIT is exempt from federal and state income tax.

     FEES AND EXPENSES

     Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Advisor and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Administrator are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .150 percent of the average daily net asset value up to $150 million and .125 percent exceeding $150 million for investment advisor fees. In addition, IMG receives .10 percent of the average daily net asset value of the Diversified Portfolio for program support fees. For the year ended June 30, 1997, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $384,299 and $38,004, respectively to IMG for services provided. For each of the portfolios, Norwest receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $200 million, and .040 percent exceeding $200 million for custodial services. For the Diversified Portfolio, Norwest receives .175 percent of the average daily net asset value up to $150 million, .165 percent from $150 to $200 million, and .150 percent exceeding $200 million for administrative services; for the Direct Government Obligation Portfolio, Norwest receives .275 percent of the average daily net asset value up to $150 million, .265 percent from $150 to $200 million, and .250 percent exceeding $200 million for administrative services. For the year ended June 30, 1997, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $347,619 and $83,057, respectively to Norwest for services provided. Under a distribution plan, the sponsoring association receives an annual fee of .10 percent of the daily net asset value of the portfolios. For the year ended June 30, 1997, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $156,176 and $25,556 respectively to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT. All fees are computed daily and paid monthly.

(2)  SECURITIES TRANSACTIONS

     Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $13,521,629,848 and $4,228,413,891 respectively for the year ended June 30, 1997. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $13,496,899,451 and $4,220,988,000 respectively for the year ended June 30, 1997.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Unitholders
Iowa Schools Joint Investment Trust:

We have audited the accompanying statements of net assets of the Diversified Portfolio and the Direct Government Obligation Portfolio of the Iowa Schools Joint Investment Trust (the Trust Portfolios) as of June 30, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period ended June 30, 1997 for the Diversified Portfolio and the nine-year period ended June 30, 1997 for the Direct Government Obligation Portfolio. These financial statements and the financial highlights are the responsibility of the Trust Portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Diversified Portfolio and the Direct Government Obligation Portfolio of the Iowa Schools Joint Investment Trust as of June 30, 1997, and the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP

Des Moines, Iowa
August 1, 1997

                               INVESTMENT ADVISOR

                           INVESTORS MANAGEMENT GROUP
                                2203 GRAND AVENUE
                            DES MOINES, IA 50312-5338

                                      ooooo

                          CUSTODIAN AND ADMINISTRATOR

                             Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304

                                      ooooo

                                 LEGAL COUNSEL

             AHLERS, COONEY, DORWEILER, HAYNIE, SMITH & ALLBEE, P.C.
                                ATTORNEYS AT LAW

                           100 Court Avenue, Suite 600
                              Des Moines, IA 50309

                                      ooooo

                              INDEPENDENT AUDITORS
                              KPMG PEAT MARWICK LLP
                                2500 Ruan Center
                              Des Moines, IA 50309

                                      ooooo

                      IOWA SCHOOLS JOINT INVESTMENT TRUST
                           c/o Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                             Des Moines, Iowa 50304
                   Toll Free (800) 872-0140 or (515) 245-3245